Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Service cost		$ 306	$ 1,204
Interest cost	$ 604	639	884
Expected return on plan assets	(1,088)	(1,021)	(965)
Net amortization and deferral	270	334	698
Net periodic pension cost (benefit)	(214)	258	1,821
Net loss (gain) recognized in other comprehensive loss	412	(1,228)	(4,406)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ 198	$ (970)	$ (2,585)